Concentration of risks (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $1 and nil, respectively		$ 119
Accounts payable, trade	$ 235	222
Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	66.70%
Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.30%
Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $1 and nil, respectively			$ 228
Sales Revenue [Member] | Major Vendor One And Two [Member]
Concentration Risk [Line Items]
Revenues	$ 40
Concentration risk percentage	85.00%
Sales Revenue [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage			39.60%
Sales Revenue [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage			16.20%
Sales Revenue [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.00%
Sales Revenue [Member] | Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Revenues			$ 1,244
Concentration risk percentage			66.80%
Sales Revenue [Member] | Major Customer [Member]
Concentration Risk [Line Items]
Revenues		$ 4,315
Concentration risk percentage		85.10%
Accounts Payable [Member] | Major Vendor One And Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		86.10%
Accounts Payable [Member] | Major Vendor One, Two and Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	90.60%		83.40%
Accounts payable, trade			$ 46
Accounts Receivable [Member] | Major Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $1 and nil, respectively		$ 119
Honesty Group [Member] | Accounts Payable [Member] | Major Vendor One, Two and Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage			15.60%